STATEMENTS OF CASH FLOWS (As Restated) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ (72,459,185)	$ (14,682,592)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,516,752)	(6,639,430)
Transaction costs attributable to the Initial Public Offering		1,125,634
Loss on derivative liabilities	73,583,549	18,250,000
Unrealized gain on marketable securities held in Trust Account	(1,276)	(45,988)
Deferred income tax (benefit) provision	(8,681)	9,657
Changes in operating assets and liabilities:
Prepaid expenses	181,226	(275,525)
Prepaid income taxes	27,140	(27,140)
Accounts payable and accrued expenses	378,017	257,466
Income taxes payable	95,302
Net cash used in operating activities	(720,660)	(2,027,918)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(690,000,000)
Cash withdrawn from Trust Account for working capital	250,000	125,000
Cash withdrawn from Trust Account to pay franchise and income taxes	606,250	1,265,000
Net cash provided by investing activities	856,250	(688,610,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		677,788,000
Proceeds from sale of Private Placement Warrants		15,800,000
Proceeds from promissory notes-related party	1,500,000	200,000
Repayment of promissory notes-related party		(200,000)
Payment of offering costs		(736,807)
Net cash provided by financing activities	1,500,000	692,876,193
Net Change in Cash	1,635,590	2,238,275
Cash-Beginning of period	2,238,275	0
Cash-End of period	3,873,865	2,238,275
Supplemental cash flow information:
Cash paid for income taxes	373,000	1,265,000
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to redemption		628,390,190
Change in value of Class A common stock subject to possible redemption	(72,459,189)	(13,551,961)
Deferred underwriting fee payable		$ 21,371,000
Class B Common Stock [Member]
Cash Flows from Operating Activities:
Net income	$ 0